Consolidated Statements of Shareholder's Equity - USD ($) $ in Millions	Total	Common stock	Additional Paid-In Capital	Retained Earnings(Deficit)	Total	Noncontrolling Interest
Beginning balance at Dec. 31, 2013	$ 150.6	$ 0.0	$ 81.5	$ 60.7	$ 3.4	$ 5.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	30.2			46.3	(17.4)	1.3
Share-based compensation	5.8		5.8
Dividend paid to parent	(10.0)			(10.0)
Income tax effect of share-based compensation exercises and vesting	1.3		1.3
Ending balance at Dec. 31, 2014	177.9	0.0	88.6	97.0	(14.0)	6.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	33.2			48.6	(16.0)	0.6
Share-based compensation	7.3		7.3
Dividend paid to parent	(17.0)			(17.0)
Income tax effect of share-based compensation exercises and vesting	0.9		0.9
Ending balance at Dec. 31, 2015	202.3	0.0	96.8	128.6	(30.0)	6.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	5.5
Ending balance at Mar. 31, 2016					(27.2)
Beginning balance at Dec. 31, 2015	202.3	0.0	96.8	128.6	(30.0)	6.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	20.0			32.2	(12.7)	0.5
Share-based compensation	10.6		10.6
Dividend paid to parent	(2.5)			(2.5)
Income tax effect of share-based compensation exercises and vesting	(0.6)		(0.6)
Acquisition	2.1					2.1
Other	(0.2)		(0.5)	(0.2)		0.5
Ending balance at Dec. 31, 2016	231.7	$ 0.0	$ 106.3	$ 158.1	(42.7)	$ 10.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	14.2
Ending balance at Mar. 31, 2017	$ 248.3				$ (38.6)